Leases (Details) $ in Thousands		12 Months Ended
	Dec. 15, 2025 USD ($)	Dec. 31, 2025 USD ($) m²	Jun. 30, 2026 USD ($)	Dec. 31, 2024 USD ($)
Leases [Line Items]
Lease term	1 year
Operating lease payments	$ 1
Option term	1 year
Increase payment percentage	5.00%
Lease right-of-use asset		$ 823	$ 4,189
Office space | m²		2
Related liability [Member]
Leases [Line Items]
Lease right-of-use asset	$ 16
Israel [Member]
Leases [Line Items]
Lease term		1 year
Operating lease payments		$ 33